Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of provision for income taxes
Current	$ 2,165	$ 58,386
Total	$ 2,165	$ 58,386